UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002

Name:   John Khoury
Title:  Managing Member
Phone:  (212) 421-7002

Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York             August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


/s/ John Khoury                 New York, New York             August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3

Form 13F Information Table Entry Total:        23

Form 13F Information Table Value Total: $   249,472
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.   Form 13F File Number             Name

1.       028-13112                     Wesley Capital Master Fund, Ltd.
2.       028-13111                     Wesley Capital QP, LP
3.       028-13110                     Wesley Capital, LP


                                                        FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6        COL 7       COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE     SHARED NONE
--------------                --------          -----      --------  -------   --- ----  ----------      ----   ----     ------ ----
AMERICAN CAPITAL AGENCY CORP  COM               02503X105       8          550     PUT   Shared-Defined  1,2,3        550
ANNALY CAP MGMT INC           COM               035710409  15,140    1,000,000 SH        Shared-Defined  1,2,3  1,000,000
ASHFORD HOSPITALITY TR INC    COM SHS           044103109   3,215    1,144,100 SH        Shared-Defined  1,2,3  1,144,100
BANK OF AMERICA CORPORATION   COM               060505104   8,580      650,000 SH        Shared-Defined  1,2,3    650,000
CORRECTIONS CORP OF AMER NEW  COM NEW           22025Y407  27,806    1,636,600 SH        Shared-Defined  1,2,3  1,636,600
CYPRESS SHARPRIDGE INVTS INC  COM               23281A307   2,083      175,000 SH        Shared-Defined  1,2,3    175,000
EQUITY LIFESTYLE PPTYS INC    COM               29472R108  13,285      357,304 SH        Shared-Defined  1,2,3    357,304
GENERAL ELECTRIC CO           COM               369604103       8        2,500     PUT   Shared-Defined  1,2,3      2,500
HILLTOP HOLDINGS INC          COM               432748101  13,930    1,173,515 SH        Shared-Defined  1,2,3  1,173,515
ISTAR FINL INC                COM               45031U101     185       65,000 SH        Shared-Defined  1,2,3     65,000
JPMORGAN CHASE & CO           COM               46625H100   6,822      200,000 SH        Shared-Defined  1,2,3    200,000
KKR FINANCIAL HLDGS LLC       COM               48248A306   4,461    4,796,790 SH        Shared-Defined  1,2,3  4,796,790
M D C HLDGS INC               COM               552676108   2,996       99,500 SH        Shared-Defined  1,2,3     99,500
MFA FINANCIAL INC             COM               55272X102  41,174    5,950,000 SH        Shared-Defined  1,2,3  5,950,000
MACK CALI RLTY CORP           COM               554489104  17,100      750,000 SH        Shared-Defined  1,2,3    750,000
MAGUIRE PPTYS INC             COM               559775101   3,400    4,000,000 SH        Shared-Defined  1,2,3  4,000,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   2,546       50,000 SH        Shared-Defined  1,2,3     50,000
RECKSON OPER PARTNERSHIP L P  DEB 4.000% 6/1    75621LAJ3   1,953    2,000,000 PRN       Shared-Defined  1,2,3  2,000,000
SPDR GOLD TRUST               GOLD SHS          78463V107  13,677      150,000 SH        Shared-Defined  1,2,3    150,000
STRATEGIC HOTELS & RESORTS I  COM               86272T106   1,440    1,297,100 SH        Shared-Defined  1,2,3  1,297,100
TEJON RANCH CO DEL            COM               879080109  59,114    2,231,565 SH        Shared-Defined  1,2,3  2,231,565
VORNADO RLTY L P              DBCV 3.625%11/1   929043AE7   5,475    6,000,000 PRN       Shared-Defined  1,2,3  6,000,000
WAL MART STORES INC           COM               931142103   5,074      104,750 SH        Shared-Defined  1,2,3    104,750










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